Debt - Minimum Annual Repayments of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total	$ 24,445	$ 25,895	[1]
Operating segments
Debt Instrument [Line Items]
2019	10,447
2020	4,492
2021	3,110
2022	2,156
2023	1,511
2024 and thereafter	2,729
Eliminations and other
Debt Instrument [Line Items]
Total	0
Industrial Activities
Debt Instrument [Line Items]
Total	6,347	7,443
Industrial Activities | Operating segments
Debt Instrument [Line Items]
2019	786
2020	38
2021	515
2022	678
2023	1,184
2024 and thereafter	2,010
Industrial Activities | Eliminations and other
Debt Instrument [Line Items]
Total	1,136
Financial services
Debt Instrument [Line Items]
Total	20,436	$ 21,075
Financial services | Operating segments
Debt Instrument [Line Items]
2019	9,661
2020	4,454
2021	2,595
2022	1,478
2023	327
2024 and thereafter	719
Financial services | Eliminations and other
Debt Instrument [Line Items]
Total	$ 1,202

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).